Lease Arrangements - Summary of Lease Liabilities (Detail) - Dec. 31, 2019 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Lease liabilities [abstract]
Current	$ 632,802	$ 21,157
Non-current	$ 5,176,123	$ 173,057